Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Right-of-use assets	¥ 74,308
Bank deposits	130,799	¥ 291,887
Prepayments and other current assets	26,708	27,002
Telecommunications services revenue	674,392	670,907	¥ 668,351
Interest and other income	15,560	15,885	15,883
Lease liabilities				¥ 80,207
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	225	240
Interest receivable	831	829
Right-of-use assets	40,316
Other receivables	9,545	12,518
Financial assets at FVPL	54,490	41,128
Bank deposits	59,205	44,955
Prepayments and other current assets	36	160
Telecommunications services revenue	535	604	828
Property leasing and management services revenue	30	40	99
Interest and other income	6,130	4,083	4,807
Dividend income	2,299	691	847
Related costs for use of tower assets	39,843	37,837	¥ 36,335
Lease liabilities	43,142
Accounts payable	4,708	3,252
Bills payable	356	135
Accrued expenses and other payables	¥ 6,511	¥ 7,301